Investment In Equity Affiliate - Additional Information (Detail) (USD $)	0 Months Ended
	Oct. 26, 2010	Mar. 28, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments in and Advances to Affiliates [Line Items]
Investment in equity affiliates			$ 0	$ 0
Zbang
Investments in and Advances to Affiliates [Line Items]
Percentage of acquired interest in Zbang It Ltd.	34.35%
Payment for acquisition made in cash	800,000
Zbang | Developed Technology
Investments in and Advances to Affiliates [Line Items]
Acquired intangible assets		1,420,000
Estimated Purchase price Per Share					$ 1
Zbang | Unsecured Debt
Investments in and Advances to Affiliates [Line Items]
Loan provided to equity affiliate					1,177,000
Accrued interest					$ 52,000